Nuveen Taxable Municipal Income Fund
Portfolio of Investments December 31, 2023
(Unaudited)
NBB
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 145.3%  (100.0% of Total Investments)
X –
MUNICIPAL BONDS - 145 .3% ( 100 .0 % of Total Investments) X 726,236,539
Alaska - 0.6% (0.4% of Total Investments)
$ 3,025 Port Lions, Alaska, Revenue Bonds, Kodiak Area Native Association Project,
Taxable Series 2022, 7.500%, 10/01/52
10/32 at 100.00 $ 3,182,495
Total Alaska 3,182,495
Arizona - 0.1% (0.1% of Total Investments)
500 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Villa Montessori, Inc Project, Taxable Series 2023B,
8.000%, 7/01/53
1/24 at 102.00 510,194
Total Arizona 510,194
California - 30.8% (21.2% of Total Investments)
ABAG Finance Authority for Non-Profit Corporations, California,
Special Tax Bonds, Community Facilities District 2004-1 Seismic Safety
Improvements 690 & 942 Market Street Project, Taxable Refunding Series
2018
:
1,950 5.100%, 9/01/28 No Opt. Call 1,899,413
6,125 5.500%, 9/01/38 9/28 at 100.00 5,613,826
2,520 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Taxable Subordinate Lien Series 2004B, 0.010%, 10/01/31 -
AMBAC Insured
No Opt. Call 1,700,621
California Infrastructure and Economic Development Bank, Revenue
Bonds, J. David Gladstone Institutes Project, Taxable Series 2019
:
2,480 4.000%, 10/01/39 10/29 at 100.00 2,059,151
8,260 4.658%, 10/01/59 10/29 at 100.00 6,663,632
1,000 California Infrastructure and Economic Development Bank, Revenue
Bonds, University of California San Francisco Neurosciences Building,
Build America Taxable Bond Series 2010B, 6.486%, 5/15/49
No Opt. Call 1,125,816
8,010 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Windsor Mobile Country Club, Taxable Refunding Series 20202B,
6.375%, 11/15/48, 144A
11/30 at 100.00 7,459,176
540 California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Taxable Refunding Series 2023B, 6.500%,
7/01/32, 144A
No Opt. Call 527,740
4,530 (c) California State Public Works Board, Lease Revenue Bonds, Various
Capital Projects, Build America Taxable Bond Series 2009G-2, 8.361%,
10/01/34
No Opt. Call 5,601,918
7,010 California State University, Systemwide Revenue Bonds, Build America
Taxable Bond Series 2010B, 6.484%, 11/01/41
No Opt. Call 7,884,709
2,000 California State, General Obligation Bonds, Build America Federally
Taxable Series 2009, 7.550%, 4/01/39
No Opt. Call 2,530,149
4,110 (c) California State, General Obligation Bonds, Various Purpose, Build
America Taxable Bond Series 2010, 7.600%, 11/01/40
No Opt. Call 5,243,839
2,720 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014B,
6.000%, 12/01/24
No Opt. Call 2,708,698

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NBB
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 2,000 California Statewide Communities Development Authority, Limited
Obligation Improvement Bonds, 300 Lakeside Drive Oakland Property
Assessed Clean Energy, Taxable Sustainability Green Series 2023, 8.000%,
9/02/53, 144A
8/23 at 105.00 $ 2,048,547
1,300 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022B, 7.140%, 8/15/47 -
AGM Insured
8/32 at 100.00 1,418,532
2,025 Chino Public Financing Authority, California, Local Agency Bonds,
Refunding Series 2021A, 4.001%, 9/01/38
9/31 at 100.00 1,800,286
3,800 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Series 2021A,
3.115%, 6/01/38
6/31 at 100.00 3,092,868
5,000 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Series 2021B,
3.293%, 6/01/42
6/31 at 100.00 3,913,426
Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Taxable Senior Series 2021A-1
:
3,500 2.587%, 6/01/29 No Opt. Call 3,094,861
2,000 3.714%, 6/01/41 12/31 at 100.00 1,528,866
Los Angeles Community College District, California, General Obligation
Bonds, Build America Taxable Bonds, Series 2010
:
10,000 6.600%, 8/01/42, (UB) No Opt. Call 11,984,823
7,500 (c),(d) 6.600%, 8/01/42 No Opt. Call 8,988,617
Los Angeles Community College District, Los Angeles County, California,
General Obligation Bonds, Tender Option Bond Trust 2016-XTG002,
Formerly Tender Option Bond Trust TN027
:
2,000 (d) 9.439%, 8/01/49, 144A, (IF) No Opt. Call 4,500,315
Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Mulitple Capital Projects I, Build America Taxable Bond
Series 2010B
:
2,050 (c) 7.488%, 8/01/33 No Opt. Call 2,298,597
11,380 (c) 7.618%, 8/01/40 No Opt. Call 14,087,205
3,110 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Build America Taxable Bonds, Series
2009C, 6.582%, 5/15/39
No Opt. Call 3,436,910
80 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Federally Taxable - Direct Payment - Build America
Bonds, Series 2010A, 5.716%, 7/01/39
No Opt. Call 86,003
1,785 (c) Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Federally Taxable - Direct Payment - Build America
Bonds, Series 2010D, 6.574%, 7/01/45
No Opt. Call 2,127,557
4,000 (d) Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Tender Option Bond Trust 2016-XFT906, 8.165%,
7/01/50, 144A, (IF)
No Opt. Call 8,481,746
4,250 (c) Sacramento Public Financing Authority, California, Lease Revenue Bonds,
Golden 1 Center, Series 2015, 5.637%, 4/01/50
No Opt. Call 4,469,972
2,200 San Diego County Regional Transportation Commission, California, Sales
Tax Revenue Bonds, Build America Taxable Bonds Series 2010A, 5.911%,
4/01/48
No Opt. Call 2,453,926
1,500 San Francisco City and County Public Utilities Commission, California,
Water Revenue Bonds, Taxable Build America Bond Series 2010G,
6.950%, 11/01/50
No Opt. Call 1,859,825

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 1,000 San Francisco City and County Redevelopment Financing Authority,
California, Tax Allocation Revenue Bonds, San Francisco Redevelopment
Projects, Taxable Series 2009E, 8.406%, 8/01/39
No Opt. Call $ 1,265,831
San Francisco City and County, California, Certificates of Participation, 525
Golden Gate Avenue, San Francisco Public Utilities Commission Office
Project, Tender Option Bond 2016-XFT901, Formerly Tender Option Bond
Trust B001
:
4,000 (d) 8.040%, 11/01/41, 144A, (IF) No Opt. Call 5,700,300
2,000 (d) 8.040%, 11/01/41, 144A, (IF) No Opt. Call 2,850,150
1,270 San Francisco City and County, California, Development Special Tax
Bonds, Mission Rock Facilities and Services Special Tax District 2020-1,
Taxable Series 2021B, 4.000%, 9/01/31, 144A
No Opt. Call 1,129,370
2,000 (c) University of California Regents, Medical Center Pooled Revenue Bonds,
Taxable Build America Bond Series 2010H, 6.548%, 5/15/48
No Opt. Call 2,342,190
2,505 University of California, General Revenue Bonds, Limited Project, Build
America Taxable Bond Series 2010F, 5.946%, 5/15/45
No Opt. Call 2,751,192
4,410 Vernon, California, Electric System Revenue Bonds, Series 2008A, 8.590%,
7/01/38
No Opt. Call 5,279,184
Total California 154,009,787
Colorado - 1.9% (1.3% of Total Investments)
4,335 (c) Colorado Bridge Enterprise, Revenue Bonds, Federally Taxable Build
America Series 2010A, 6.078%, 12/01/40
No Opt. Call 4,704,949
3,100 (c) Denver School District 1, Colorado, General Obligation Bonds, Build
America Taxable Bonds, Series 2009C, 5.664%, 12/01/33
No Opt. Call 3,264,457
1,230 (c) Regional Transportation District, Colorado, Sales Tax Revenue Bonds,
Fastracks Project, Build America Series 2010B, 5.844%, 11/01/50
No Opt. Call 1,348,831
Total Colorado 9,318,237
District of Columbia - 3.9% (2.7% of Total Investments)
Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road
Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second
Senior Lien, Build America Bond Series 2009D
:
14,365 (c) 7.462%, 10/01/46 No Opt. Call 18,283,583
1,000 7.462%, 10/01/46 - AGM Insured No Opt. Call 1,296,245
Total District of Columbia 19,579,828
Florida - 3.8% (2.6% of Total Investments)
12,265 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Taxable Series 2021B,
5.000%, 10/01/36, 144A
10/31 at 100.00 10,837,368
1,400 Miami, Florida, Special Obligation Revenue Bonds, Street & Sidewalk
Improvement Program, Taxable Refunding Series 2018B, 4.808%, 1/01/39
- AGM Insured, 144A
1/28 at 100.00 1,343,256
6,570 Miami-Dade County, Florida, Seaport Revenue Bonds, Taxable Series
2023, 6.224%, 11/01/55
11/33 at 100.00 6,976,151
Total Florida 19,156,775
Georgia - 7.1% (4.9% of Total Investments)
2,293 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M
Bonds, Taxable Build America Bonds Series 2010A, 6.655%, 4/01/57
No Opt. Call 2,612,389
Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P
Bonds, Refunding Taxable Build America Bonds Series 2010A
:
18,444 (c) 7.055%, 4/01/57 No Opt. Call 20,649,290

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NBB
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 5,737 7.055%, 4/01/57 - AGM Insured No Opt. Call $ 6,651,771
5,077 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Taxable Build America Bonds Series 2010A, 6.637%, 4/01/57
No Opt. Call 5,807,203
Total Georgia 35,720,653
Illinois - 11.8% (8.2% of Total Investments)
4,030 (c) Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2010C, 6.319%, 11/01/29 - BAM Insured
No Opt. Call 4,212,953
10,995 (c) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010B, 6.200%, 12/01/40
No Opt. Call 11,963,777
1,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Taxable Refunding Series 2020B, 3.912%, 12/01/40
No Opt. Call 867,416
355 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Third Lien, Taxable Build America Bond Series 2010B, 6.395%,
1/01/40
No Opt. Call 404,330
1,015 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America
Taxable Bond Series 2010B, 6.900%, 1/01/40
No Opt. Call 1,169,421
3,495 Chicago, Illinois, Water Revenue Bonds, Taxable Second Lien Series
2010B, 6.742%, 11/01/40
No Opt. Call 4,011,577
1,950 Cook County, Illinois, General Obligation Bonds, Build America Taxable
Bonds, Series 2010D, 6.229%, 11/15/34
No Opt. Call 2,086,269
3,180 Illinois International Port District, Revenue Bonds, Taxable Refunding
Series 2020, 5.000%, 1/01/35, 144A
1/26 at 101.00 2,862,231
1,714 Illinois State, General Obligation Bonds, Build America Taxable Bonds,
Series 2010-5, 7.350%, 7/01/35
No Opt. Call 1,863,814
12,956 (c) Illinois State, General Obligation Bonds, Taxable Build America Bonds,
Series 2010-3, 6.725%, 4/01/35
No Opt. Call 13,659,683
10,312 (c) Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Taxable Build
America Bond Senior Lien Series 2009A, 6.184%, 1/01/34
No Opt. Call 11,345,136
2,420 (c) Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Taxable Build
America Bond Senior Lien Series 2009B, 5.851%, 12/01/34
No Opt. Call 2,612,084
400 Northern Illinois Municipal Power Agency,  Power Project Revenue Bonds,
Prairie State Project, Build America Bond Series 2009C, 6.859%, 1/01/39
No Opt. Call 439,532
1,375 Northern Illinois Municipal Power Agency,  Power Project Revenue Bonds,
Prairie State Project, Build America Taxable Bond Series 2010A, 7.820%,
1/01/40
No Opt. Call 1,664,952
Total Illinois 59,163,175
Indiana - 1.2% (0.8% of Total Investments)
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Build America
Taxable Bonds, Series 2010B-2, 6.116%, 1/15/40
No Opt. Call 1,090,160
5,000 Knox County, Indiana, Economic Development Revenue Bonds, Good
Samaritan Hospital Project, Taxable Series 2012B, 5.900%, 4/01/34
No Opt. Call 4,896,150
Total Indiana 5,986,310
Kentucky - 1.7% (1.1% of Total Investments)
5 Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie
State Project, Build America Bond Series 2010B, 6.490%, 9/01/37 - AGM
Insured
1/24 at 100.00 5,004
5,450 (c) Louisville and Jefferson County Metropolitan Sewer District, Kentucky,
Sewer and Drainage System Revenue Bonds, Build America Taxable
Bonds Series 2010A, 6.250%, 5/15/43
No Opt. Call 6,224,577

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky (continued)
$ 2,260 Newport, Kentucky, Industrial Building Revenue Bonds, South Beach 1,
LLC Project, Taxable Refunding Series 2022, 4.125%, 3/01/33
No Opt. Call $ 2,047,472
Total Kentucky 8,277,053
Maryland - 2.8% (1.9% of Total Investments)
2,000 Maryland Economic Development Corporation, Economic Development
Revenue Bonds, Terminal Project, Refunding Series 2017B, 4.550%,
6/01/35
No Opt. Call 1,750,663
Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds Baltimore City Project, Senior Parking Facilities Revenue, Series
2018B
:
1,500 4.580%, 6/01/33 6/28 at 100.00 1,373,258
2,945 4.790%, 6/01/38 6/28 at 100.00 2,548,228
4,285 5.050%, 6/01/43 6/28 at 100.00 3,594,982
5,350 5.320%, 6/01/51 6/28 at 100.00 4,483,003
Total Maryland 13,750,134
Massachusetts - 1.1% (0.7% of Total Investments)
4,000 (d) Massachusetts, Transporation Fund Revenue Bonds, Accelerated Bridge
Program, Tender Option Bond Trust 2016-XFT907, 4.136%, 6/01/40,
144A, (IF)
No Opt. Call 5,318,902
Total Massachusetts 5,318,902
Minnesota - 0.4% (0.3% of Total Investments)
1,855 Western Minnesota Municipal Power Agency, Minnesota, Power Supply
Revenue Bonds, Build America Taxable Bond Series 2010C, 6.770%,
1/01/46
No Opt. Call 2,227,721
Total Minnesota 2,227,721
Mississippi - 0.4% (0.3% of Total Investments)
2,085 Mississippi State, General Obligation Bonds, Taxable Build America Bond
Series 2010F, 5.245%, 11/01/34
No Opt. Call 2,152,324
Total Mississippi 2,152,324
Missouri - 0.2% (0.2% of Total Investments)
1,000 Missouri Joint Municipal Electric Utility Commission, Power Project
Revenue Bonds, Pairie State Power Project, Federally Taxable Build
America Bonds - Direct Pay, Series 2009A, 6.890%, 1/01/42
No Opt. Call 1,134,822
Total Missouri 1,134,822
New Jersey - 4.1% (2.8% of Total Investments)
3,320 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Taxable Series 2020D, 3.958%, 7/01/48 - AGM Insured
7/30 at 100.00 2,531,021
3,000 New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable
Bonds, Series 2009F, 7.414%, 1/01/40
No Opt. Call 3,745,048
8,805 New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable
Bonds, Series 2010A, 7.102%, 1/01/41
No Opt. Call 10,664,696
2,000 Rutgers State University, New Jersey, Revenue Bonds, Taxable Build
America Bond Series 2010H, 5.665%, 5/01/40
No Opt. Call 2,131,726
870 South Jersey Port Corporation, New Jersey, Marine Terminal Revenue
Bonds, Taxable Build America Bond Series 2009P-3, 7.365%, 1/01/40
No Opt. Call 988,733
530 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Build America Bond Series 2009A-5, 7.000%, 11/01/38
No Opt. Call 577,971
Total New Jersey 20,639,195

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NBB
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York - 27.9% (19.2% of Total Investments)
$ 420 Babylon Local Development Corporation II, New York, Education Revenue
Bonds, The Academy Charter School Project, Taxable Series 2023B,
7.250%, 2/01/27
No Opt. Call $ 423,809
Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Taxable Series 2018B
:
10,000 5.096%, 8/01/34 No Opt. Call 9,003,308
1,415 4.946%, 8/01/48 - AGM Insured 8/28 at 100.00 1,297,669
25,000 (d) Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, Build America Taxable Bonds, Series 2010D, 5.600%,
3/15/40, (UB)
No Opt. Call 26,204,648
Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, Tender Option Bond Trust 30020
:
2,000 (d) 3.746%, 3/15/40, 144A, (IF) No Opt. Call 2,481,859
5,100 (c) Long Island Power Authority, New York, Electric System Revenue Bonds,
Build America Taxable Bond Series 2010B, 5.850%, 5/01/41
No Opt. Call 5,572,798
680 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Build America Taxable Bonds, Series 2010C, 7.336%, 11/15/39
No Opt. Call 846,220
7,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Build America Taxable Bonds, Series 2009A-1, 5.871%, 11/15/39
No Opt. Call 7,198,119
2,090 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Build America Taxable Bonds, Series 2010B-1, 6.548%, 11/15/31
No Opt. Call 2,211,010
10,925 (c) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Federally Taxable Build America Bonds, Series 2010E, 6.814%,
11/15/40
No Opt. Call 12,136,200
11,390 (c) Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series
2010A, 6.668%, 11/15/39
No Opt. Call 12,584,191
5,610 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Taxable Green Climate Certified Series 2020C-2, 5.175%,
11/15/49
No Opt. Call 5,492,176
3,675 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Taxable Series 2020B, 4.600%,
12/01/46
No Opt. Call 3,018,963
New York City Industrial Development Agency, New York, Installment
Purchase and Lease Revenue Bonds, Queens Baseball Stadium Project,
Series 2006
:
2,000 6.027%, 1/01/46 - AGM Insured No Opt. Call 2,069,997
890 6.027%, 1/01/46 - AMBAC Insured, 144A No Opt. Call 921,148
545 New York City Industrial Development Authority, New York, Rental
Revenue Bonds, Yankee Stadium Project, Taxable Series 2009, 11.000%,
3/01/29 - AGM Insured, 144A
No Opt. Call 631,636
1,500 (c) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second Generation Resolution, Build
America Taxable Bonds, Fiscal 2011 Series AA, 5.440%, 6/15/43
No Opt. Call 1,590,580
2,595 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second Generation Resolution, Build
America Taxable Bonds, Series 2010DD, 5.952%, 6/15/42
No Opt. Call 2,907,820
2,025 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second Generation Resolution, Build
America Taxable Bonds, Series 2010DD, 5.952%, 6/15/42, (UB)
No Opt. Call 2,269,108

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
New York City Municipal Water Finance Authority, New York, Water and
Sewer System Revenue Bonds, Second Generation Resolution, Taxable
Tender Option Bonds Trust T30001-2
:
$ 3,595 5.822%, 6/15/44, 144A, (IF) No Opt. Call $ 5,676,802
10,550 (c) New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal 2011 Taxable Build America Bond Series 2010S-1B,
6.828%, 7/15/40
No Opt. Call 12,065,856
10,000 (c) New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Build America Taxable Bonds, Series 2010G-1, 5.467%,
5/01/40
No Opt. Call 10,104,446
Westchester County Health Care Corporation, New York, Senior Lien
Revenue Bonds,  Refunding Series 2010A
:
5,495 8.572%, 11/01/40 No Opt. Call 5,612,512
3,450 8.572%, 11/01/40 No Opt. Call 3,523,812
2,970 Westchester County Health Care Corporation, New York, Senior Lien
Revenue Bonds, Series 2010-C1, 8.572%, 11/01/40 - AGM Insured
No Opt. Call 3,626,564
Total New York 139,471,251
Ohio - 6.4% (4.4% of Total Investments)
American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Build America Bond Series 2010B
:
6,350 (c) 7.834%, 2/15/41 No Opt. Call 7,943,511
1,000 8.084%, 2/15/50 No Opt. Call 1,354,807
1,500 American Municipal Power Inc., Ohio, Meldahl Hydroelectric Projects
Revenue Bonds, Build America Bond Series 2010B, 7.499%, 2/15/50
No Opt. Call 1,858,079
7,040 (c) American Municipal Power Ohio Inc., Prairie State Energy Campus Project
Revenue Bonds, Build America Bond Series 2009C, 6.053%, 2/15/43
No Opt. Call 7,607,989
1,700 Cincinnati City School District, Ohio, Certificates of Participation, School
Energy Conservation Improvement Project, Taxable Series 2012, 5.150%,
6/15/32
No Opt. Call 1,731,665
2,300 Columbus Regional Airport Authority, Ohio, Customer Facility Charge
Revenue Bonds, Taxable Series 2019, 4.199%, 12/15/48
12/29 at 100.00 1,952,965
10,575 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Kenwood Collection Redevelopment,
Refunding Senior Lien Series 2016A, 6.600%, 1/01/39
1/26 at 100.00 9,537,605
Total Ohio 31,986,621
Oklahoma - 3.5% (2.4% of Total Investments)
19,200 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2018D, 5.450%, 8/15/28
No Opt. Call 17,253,827
Total Oklahoma 17,253,827
Oregon - 0.4% (0.3% of Total Investments)
2,450 Port of Portland, Oregon, Portland International Airport Customer Facility
Charge Revenue Bonds, Taxable Series 2019, 4.237%, 7/01/49
7/29 at 100.00 2,046,313
Total Oregon 2,046,313
Pennsylvania - 1.4% (0.9% of Total Investments)
1,915 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Build America Taxable Bonds, Series 2009D, 6.218%,
6/01/39
No Opt. Call 2,054,847
1,640 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build
America Taxable Bonds, Series 2009A, 6.105%, 12/01/39
No Opt. Call 1,826,269

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NBB
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
$ 2,715 (c) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build
America Taxable Bonds, Series 2010B, 5.511%, 12/01/45
No Opt. Call $ 2,868,027
Total Pennsylvania 6,749,143
South Carolina - 3.5% (2.4% of Total Investments)
South Carolina Public Service Authority, Electric System Revenue Bonds,
Santee Cooper, Federally Taxable Build America Series 2010C
:
8,985 6.454%, 1/01/50, (UB) No Opt. Call 10,148,087
2,000 6.454%, 1/01/50 - AGM Insured No Opt. Call 2,287,850
1,550 6.454%, 1/01/50 No Opt. Call 1,750,644
205 South Carolina Public Service Authority, Electric System Revenue Bonds,
Santee Cooper, Federally Taxable Build America Tender Option Bond
Trust T30002, 7.520%, 1/01/50, 144A, (IF)
No Opt. Call 337,683
2,585 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2013C, 5.784%, 12/01/41 - AGM Insured
No Opt. Call 2,728,819
Total South Carolina 17,253,083
Tennessee - 4.4% (3.1% of Total Investments)
1,500 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County
General Hospital Project, Series 2018B, 5.308%, 4/01/48
No Opt. Call 1,446,745
Memphis/Shelby County Economic Development Growth Engine
Industrial Development Board, Tennessee, Tax Increment Revenue Bonds,
Graceland Project, Senior Taxable Series 2017B
:
6,280 5.200%, 7/01/37 7/27 at 100.00 5,099,690
1,515 5.450%, 7/01/45 7/27 at 100.00 1,124,111
5,010 (c) Metropolitan Government Nashville & Davidson County Convention
Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build America
Taxable Bonds, Series 2010A-2, 7.431%, 7/01/43
No Opt. Call 6,037,735
7,350 (c) Metropolitan Government Nashville & Davidson County Convention
Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build America
Taxable Bonds, Subordinate Lien Series 2010B, 6.731%, 7/01/43
No Opt. Call 8,392,540
Total Tennessee 22,100,821
Texas - 10.1% (6.9% of Total Investments)
2,520 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Taxable Build
America Bonds, Series 2009B, 5.999%, 12/01/44
No Opt. Call 2,822,343
16,460 (c) Dallas Convention Center Hotel Development Corporation, Texas, Hotel
Revenue Bonds, Build America Taxable Bonds, Series 09B, 7.088%,
1/01/42
No Opt. Call 18,806,493
1,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise Counties, Texas,
Special Tax Revenue Bonds, Taxable Series 2017B, 4.238%, 3/01/47
9/24 at 100.00 857,348
1,925 Houston, Texas, Airport System Special Facilities Revenue Bonds,
Consolidated Rental Car Facility Project, Taxable Series 2001, 6.880%,
1/01/28 - NPFG Insured
No Opt. Call 1,996,986
10,285 (c) North Texas Tollway Authority, System Revenue Bonds, Taxble Build
America Bond Series 2009B, 6.718%, 1/01/49
No Opt. Call 12,721,117
San Antonio, Texas, Customer Facility Charge Revenue Bonds, Rental Car
Special Facilities Project, Series 2015
:
7,545 5.671%, 7/01/35 7/25 at 100.00 7,475,761
2,000 5.871%, 7/01/45 7/25 at 100.00 1,916,865
1,000 San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior Lien,
Build America Taxable Bond Series 2010A, 5.808%, 2/01/41
No Opt. Call 1,075,703
10 San Antonio, Texas, Electric and Gas System Revenue Bonds, Series 2012,
4.427%, 2/01/42
No Opt. Call 9,441

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series 2021
:
$ 1,000 3.292%, 9/01/40 - AGM Insured 9/30 at 100.00 $ 790,462
1,400 3.422%, 9/01/50 - AGM Insured 9/30 at 100.00 1,004,007
1,000 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Taxable Refunding Senior Lien Series 2019B, 3.922%, 12/31/49
No Opt. Call 812,955
Total Texas 50,289,481
Utah - 1.5% (1.0% of Total Investments)
8,500 Salt Lake County, Utah, Convention Hotel Revenue Bonds, Taxable Series
2019, 5.750%, 10/01/47, 144A
10/29 at 100.00 7,441,307
Total Utah 7,441,307
Virginia - 3.2% (2.2% of Total Investments)
1,840 Fredericksburg Economic Development Authority, Virginia, Revenue
Bonds, Fredericksburg Stadium Project, Taxable Series 2019A, 5.500%,
9/01/49, 144A
9/29 at 100.00 1,769,189
10,575 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Refunding Senior Lien Series 2007A,
6.706%, 6/01/46
6/25 at 100.00 9,094,591
5,325 Virginia Small Business Finance Authority, Tourism Development
Financing Program Revenue Bonds, Downtown Norfolk and Virginia
Beach Oceanfront Hotel Projects, Series 2018B, 12.000%, 4/01/48, 144A
4/28 at 117.16 5,377,330
Total Virginia 16,241,110
Washington - 7.1% (4.9% of Total Investments)
4,000 (d) Seattle, Washington, Municipal Light and Power Revenue Bonds, Federally
Taxable Build America Bonds, Tender Option Bond Trust 2016-XFT905,
Formerly Tender Option Bond Trust T0001, 3.055%, 2/01/40, 144A, (IF)
No Opt. Call 4,976,018
27,830 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Build America Taxable Bond Series 2010B, 6.790%,
7/01/40
No Opt. Call 30,360,699
Total Washington 35,336,717
West Virginia - 3.1% (2.1% of Total Investments)
Tobacco Settlement Finance Authority, West Virginia, Tobacco Settlement
Asset-Backed Bonds, Taxable Refunding Class 1 Senior Series 2020A
:
8,500 4.006%, 6/01/40 12/30 at 100.00 6,711,708
10,800 4.306%, 6/01/49 12/30 at 100.00 8,533,707
Total West Virginia 15,245,415
Wisconsin - 0.9% (0.7% of Total Investments)
480 Fond du Lac County, Wisconsin, Revenue Bonds, Bug Tussel 1 LLC Project,
Taxable Social Series 2022A, 5.569%, 11/01/51 - BAM Insured, 144A
11/31 at 100.00 469,690
2,360 Fond du Lac County, Wisconsin, Revenue Bonds, Bug Tussel 1 LLC Project,
Taxable Social Series 2023, 6.434%, 11/01/52 - BAM Insured, 144A
11/33 at 100.00 2,474,048

Nuveen Taxable Municipal Income Fund
(continued)
Portfolio of Investments
December 31, 2023
(Unaudited)

NBB
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 2,000 Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by
State Moral Obligation Taxable Senior Series 2020A, 4.473%, 12/15/47 -
AGM Insured
12/30 at 100.00 $ 1,750,107
Total Wisconsin 4,693,845
Total Municipal Bonds
(cost $745,143,561) 726,236,539
Total Long-Term Investments
(cost $745,143,561) 726,236,539
Floating Rate Obligations - (7.4)% (36,810,000)
Reverse Repurchase Agreements, including accrued interest - (46.4)%(e) (232,133,922)
Other Assets & Liabilities, Net -  8.5% 42,604,877
Net Assets Applicable to Common Shares - 100% $ 499,897,494
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury Ultra Bond (916) 3/24 $ (111,479,812) $ (122,371,875) $ (10,892,063)
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 726,236,539 $ – $ 726,236,539
Investments in Derivatives:
Futures Contracts* (10,892,063) – – (10,892,063)
Total
$ (10,892,063) $ 726,236,539 $ – $ 715,344,476
* Represents net unrealized appreciation (depreciation).

(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $244,849,920 have been pledged as collateral for reverse repurchase agreements.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 32.0%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.